                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT V

                                  SUPPLEMENT
                              DATED JUNE 13, 1997
                                    TO THE
                        PROSPECTUS DATED APRIL 30, 1997
                                    FOR THE
                   PROVIDIAN PRISM VARIABLE ANNUITY A UNITS

                                  OFFERED BY
                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                          (A MISSOURI STOCK COMPANY)


The first and second paragraphs under the heading "Providian Life and Health Insurance Company" contained in the "The Company and the Separate Account" section (which section appears on page 11) are hereby deleted and replaced in their entirety as follows:

"The Company is a stock life insurance company incorporated under the laws of Missouri on August 6, 1920. The Company is principally engaged in offering life insurance, annuity contracts, and accident and health insurance and is admitted to do business in 49 states, the District of Columbia and Puerto Rico. As of December 31, 1996, the Company had statutory assets of approximately $10 billion. The Company is a wholly owned indirect subsidiary of AEGON International N.V., which conducts substantially all of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON International N.V. is owned by AEGON N.V. of the Netherlands. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business."

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT V

                                  SUPPLEMENT
                              DATED JUNE 13, 1997
                                    TO THE
                        PROSPECTUS DATED APRIL 30, 1997
                                    FOR THE
                       PROVIDIAN PRISM VARIABLE ANNUITY

                                  OFFERED BY
                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                          (A MISSOURI STOCK COMPANY)


The first and second paragraphs under the heading "Providian Life and Health Insurance Company" contained in the "The Company and the Separate Account" section (which section appears on page 12) are hereby deleted and replaced in their entirety as follows:

"The Company is a stock life insurance company incorporated under the laws of Missouri on August 6, 1920. The Company is principally engaged in offering life insurance, annuity contracts, and accident and health insurance and is admitted to do business in 49 states, the District of Columbia and Puerto Rico. As of December 31, 1996, the Company had statutory assets of approximately $10 billion. The Company is a wholly owned indirect subsidiary of AEGON International N.V., which conducts substantially all of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON International N.V. is owned by AEGON N.V. of the Netherlands. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business."

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT V

                                  SUPPLEMENT
                              DATED JUNE 13, 1997
                                     TO THE
           STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 1997
                                    FOR THE
                       PROVIDIAN PRISM VARIABLE ANNUITY
                                      AND
                   PROVIDIAN PRISM VARIABLE ANNUITY A UNITS

                                  OFFERED BY
                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                          (A MISSOURI STOCK COMPANY)


The two paragraphs under the heading "THE COMPANY" on page 22 are hereby deleted and replaced in their entirety as follows:

"Providian Corporation owns a 4% interest in the Company and 61%, 15%, and 20% interests, respectively, are held by Commonwealth Life Insurance Company, Peoples Security Life Insurance Company, and Capital Liberty, L.P. Commonwealth Life Insurance Company and Peoples Security Life Insurance Company are each wholly owned by Capital General Development Corporation, which in turn is wholly owned by Providian Corporation. A 3% interest in Capital Liberty, L.P. is owned by Providian Corporation, which is the general partner, and 78% and 19% interests, respectively, are held by two limited partners, Commonwealth Life Insurance Company and Peoples Security Life Insurance Company.

Providian Corporation is a wholly owned subsidiary of AEGON International N.V. AEGON International N.V. is a wholly owned subsidiary of AEGON N.V. Vereniging AEGON (a Netherlands membership association) has a 53% interest in AEGON N.V."